UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

135 East 57th Street

6th Floor

New York, NY 10022

(Name and address of agent for service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

Transparent Value Trust

Semi-Annual Report

March 31, 2011

transparent value

A GUGGENHEIM PARTNERS COMPANY

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

3	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

4	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

5	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

6	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

7	Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

8	Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

9	Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

10	DISCLOSURE OF FUND EXPENSES

12	SCHEDULE OF INVESTMENTS

12	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

14	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

16	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

18	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

20	Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

22	Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

24	Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

26	STATEMENTS OF ASSETS AND LIABILITIES

28	STATEMENTS OF OPERATIONS

30	STATEMENTS OF CHANGES IN NET ASSETS

34	FINANCIAL HIGHLIGHTS

44	NOTES TO FINANCIAL STATEMENTS

50	ADDITIONAL INFORMATION

Shareholder Letter
March 31, 2011

Dear Shareholder:

As of March 31, 2011, Transparent Value Trust continued to perform as designed.

We understand that success is a result of providing not only good performance but service and support as well. Additionally, through our research department we are continuing to build on our commitment to provide investors with unique and differentiated product options.

We would like to thank you, our shareholders, because without your interest and commitment to Transparent Value Trust, this opportunity would not have been possible.

We are looking forward to another successful six months.

Sincerely,

Julian Koski

Co-CEO, Transparent Value

Armen Arus

Co-CEO, Transparent Value

Semi-Annual Report | March 31, 2011	1

Manager Commentary
March 31, 2011 (Unaudited)

U.S. Macro View

As of March 31, 2011

Enjoy the Good Times While They Last. The “good times” relate to the fact that the U.S. economy has clearly been in an expansionary portion of the business cycle with the majority of indicators moving in the right direction. For example, in February, there were gains in 9 out of the 10 inputs to the Conference Board Leading Economic Index (LEI). This included solid improvements in employment, consumer expectations, and manufacturing. The lone drag came from the housing market, an area that will likely lag the rest of the economy for some time.

The U.S. stock market has seemingly mirrored the strong news on the economic front in what has become a consistent upward trend with roots going back to last summer. Quantifying this move, since the last Transparent Value commentary, the Dow Jones U.S. Large-Cap Total Stock Market IndexSM has appreciated 17.8%. The only meaningful retracement occurred during the first half of March, a time punctuated with increased Middle East conflict and a massive earthquake in Japan. The fact that equity market returns have proved resilient through such geopolitical shocks speaks volumes about the foundation that has been built beneath the current bull market.

During this period the Oil & Gas industry has been the market leader recording a return that nearly doubled that of the next best performing industry group. Clearly names in this industry have benefitted from a commodity boom that is responsible for sending oil over the $100 a barrel mark. Commodity price spikes have caused some to worry broad based inflation is just around the corner and that the federal reserve will soon be forced to increase interest rates. Such concerns are unfounded at this time. With unemployment solidly above 8% there remains significant slack in the U.S. labor market suggesting core inflation will continue to remain subdued for some time. This should allow the Federal Reserve to hold off on tightening until some point in 2012 at the earliest. Undoubtedly there may be a day of reckoning over inflation; however, that day is not today so, “Enjoy the Good Times While They Last”.

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Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund March 31, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Aggressive Index Fund (“Fund”) Class F-1 gained 24.59%, net of fees and expenses, over the six months ending March 31, 2011. This return represents outperformance of 6.7% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which increased 17.8% during the period. Makers of Consumer Goods contributed most significantly to outperformance as holdings within this industry beat their benchmark peers by 34.6%. Within the Consumer Goods industry, Green Mountain Coffee Roasters was a clear standout returning 64% on the back of a distribution agreement with coffee heavyweight Starbucks. Financials were the largest detractor from performance with names in this industry combining for a decrease to Fund alpha of -1.4%. Digital Realty Trust, a diversified REIT, declined -15% during the period. The Fund was also hurt by not holding Wells Fargo which increased 27%.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2011
Basic Materials	6.6%
Consumer Goods	9.1%
Consumer Services	21.5%
Financials	9.6%
Health Care	7.3%
Industrials	14.3%
Oil & Gas	8.6%
Technology	21.3%
Telecommunications	1.6%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	YTD	3 Month	6 Month	Since Inception**
Fund – Class A	3.60%	10.27%	10.27%	24.42%	18.69%
Fund – Class F-1	3.66%	10.40%	10.40%	24.59%	18.99%
Fund – Class I	3.57%	3.39%***	–	–	3.39%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones RBP® U.S Large-Cap Aggressive IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2011	3

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund March 31, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Defensive Index Fund (“Fund”) Class F-1 gained 12.01%, net of fees and expenses, over the six months ending March 31, 2011. This return represents underperformance of -5.79% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which increased 17.8% during the period. Health Care names contributed most significantly to fund returns as holdings within this industry beat their benchmark peers by 6.5%. Within the Health Care industry, Alexion Pharmaceuticals, Biogen Idec, Gen-Probe, and Davita Inc. each contributed to Fund alpha with investment returns ranging from a low of 23% to a high of 53%. An underweight to Oil & Gas was the predominate detractor to Fund alpha contributing -2.1%.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2011
Basic Materials	3.0%
Consumer Goods	10.9%
Consumer Services	21.6%
Financials	12.5%
Health Care	19.5%
Industrials	13.5%
Oil & Gas	8.2%
Technology	3.7%
Telecommunications	3.1%
Utilities	3.4%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	YTD	3 Month	6 Month	Since Inception**
Fund – Class A	1.96%	4.69%	4.69%	11.81%	10.36%
Fund – Class F-1	1.94%	4.74%	4.74%	12.01%	10.55%
Fund – Class I	2.03%	1.47%***	–	–	1.47%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones RBP® U.S Large-Cap Defensive IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

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Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund March 31, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Market Index Fund (“Fund”) Class F-1 gained 19.14%, net of fees and expenses, over the six months ending March 31, 2011. This return represents outperformance of 1.34% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which increased 17.8% during the period. Makers of Consumer Goods contributed most significantly to outperformance as holdings within this industry beat their benchmark peers by nearly 10%. Within the Consumer Goods industry, Green Mountain Coffee Roasters was a clear standout returning 64% on the back of a distribution agreement with coffee heavyweight Starbucks. Financials were the largest detractor from performance with names in this industry combining for a decrease to fund alpha of -1.5%. Within Financials the fund was hurt by Digital Realty Trust, a diversified REIT, which lost 14.8% during the investment horizon.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of
March 31, 2011
Basic Materials	2.6%
Consumer Goods	5.3%
Consumer Services	26.6%
Financials	9.5%
Health Care	16.5%
Industrials	11.1%
Oil & Gas	13.5%
Technology	12.9%
Telecommunications	1.6%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	YTD	3 Month	6 Month	Since Inception**
Fund – Class A	2.63%	8.74%	8.74%	18.98%	17.79%
Fund – Class F-1	2.79%	8.86%	8.86%	19.14%	18.07%
Fund – Class I	2.79%	2.25%***	–	–	2.25%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones RBP® U.S Large-Cap Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks.

** Fund Inception Date: April 27, 2010

***Class I Inception Date: February 15, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2011	5

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund March 31, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Dividend Index Fund (“Fund”) Class I returned 2%, net of fees and expenses, since its inception on February 10, 2011. This return represents outperformance of 1.28% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which increased 0.72% during the period. Makers of Consumer Goods contributed most significantly to outperformance as holdings within this industry beat their benchmark peers by 4.4%. Within the Consumer Goods industry, Lorillard Inc. was the top Fund performer returning 26% during the investment horizon. An underweight to Oil & Gas was the predominate detractor to Fund alpha contributing -0.7%. Within the Oil & Gas industry Fund returns were hurt by not holding ConocoPhillips and Chevron Corp, these securities gained 15% and 12% respectively.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of
March 31, 2011
Basic Materials	1.0%
Consumer Goods	12.7%
Consumer Services	10.6%
Financials	37.5%
Health Care	5.9%
Industrials	6.1%
Oil & Gas	0.8%
Technology	9.1%
Telecommunications	1.9%
Utilities	10.8%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	YTD**	Since Inception**
Fund – Class I	0.20%	2.00%	2.00%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The The Dow Jones RBP® U.S. Dividend IndexSM focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that are believed to have the highest indicated dividend yield and the highest RBP® probabilities.

The Dow Jones U.S. Large-Cap Total Stock Market IndexSM – a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes largest 750 by full market capitalization.

The Dow Jones U.S. Mid-Cap Total Stock Market IndexSM – a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks ranked 501 to 1000 by full market capitalization.

** Fund Inception Date: February 10, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

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Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund March 31, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Core Index Fund (“Fund”) Class I returned 2.3%, net of fees and expenses, since its inception on February 10, 2011. This return represents outperformance of 1.58% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which increased 0.72% during the period. Consumer Services names contributed most significantly to outperformance as holdings within this industry beat their benchmark peers by 6.7%. Within the Consumer Services industry, H&R Block contributed the most to Fund alpha with an investment return of 23%. An underweight to the Oil & Gas industry was the predominate detractor to Fund alpha contributing -0.6%. ConocoPhillips and Chevron were top performing names with the industry; the Fund did not hold either of these securities.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of
March 31, 2011
Basic Materials	1.7%
Consumer Goods	7.9%
Consumer Services	12.2%
Financials	16.6%
Health Care	20.5%
Industrials	12.3%
Oil & Gas	3.8%
Technology	16.7%
Telecommunications	1.1%
Utilities	4.6%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	YTD**	Since Inception**
Fund – Class I	2.30%	2.30%	2.30%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones RBP® U.S Large-Cap Core IndexSM is a subset of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks.

**Fund Inception Date: February 10, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2011	7

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund March 31, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Growth Index Fund (“Fund”) Class I returned 1.6%, net of fees and expenses, since its inception on February 10, 2011. This return represents outperformance of 1.29 % relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM which increased 0.31% during the period. An overweight in Health Care names contributed most significantly to outperformance. Within the Health Care industry, Illumina, Davita, and Alexion Pharmaceuticals each contributed to Fund alpha with investment returns ranging from a low of 9% to a high of 12%. Industrial names were the predominate detractor to Fund alpha contributing -0.3%. Within Industrials, Oshkosh Truck Corp, Shaw Group Inc, and Itron Inc. each contributed negatively to performance with investment returns ranging from -7% to a low of -18%.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of
March 31, 2011
Basic Materials	4.9%
Consumer Goods	10.9%
Consumer Services	15.5%
Financials	4.2%
Health Care	19.4%
Industrials	15.9%
Oil & Gas	5.9%
Technology	20.3%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	YTD**	Since Inception**
Fund – Class I	1.70%	1.60%	1.60%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones RBP® U.S. Large-Cap Growth IndexSM focuses on companies in the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM that are believed to have the highest fundamental growth scores and the highest RBP® probabilities.

The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

**Fund Inception Date: February 10, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

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Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund March 31, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Value Index Fund (“Fund”) Class I returned 2.1%, net of fees and expenses, since its inception on February 10, 2011. This return represents outperformance of 1.02% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market benchmark which increased 1.08% during the period. Health Care names contributed most significantly to outperformance as holdings within this industry beat their benchmark peers by 7.8%. Within the Health Care industry, Cephalon and Humana each contributed to Fund alpha with investment returns of 35% and 19% respectively. Consumer Goods were the predominate detractor to Fund alpha contributing -0.28%. Within the Consumer Goods industry fund returns were hurt by not holding Coca Cola and Philip Morris, these securities gained 5% and 12% respectively.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of
March 31, 2011
Basic Materials	1.4%
Consumer Goods	8.3%
Consumer Services	7.2%
Financials	30.8%
Health Care	10.7%
Industrials	13.0%
Oil & Gas	4.8%
Technology	6.4%
Telecommunications	2.1%
Utilities	11.9%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	YTD**	Since Inception**
Fund – Class I	1.39%	2.10%	2.10%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones RBP® U.S. Large-Cap Value IndexSM focuses on companies in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that are believed to have the highest fundamental value scores and the highest RBP® probabilities.

The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

**Fund Inception Date: February 10, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2011	9

Disclosure of Fund Expenses
March 31, 2011 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 31, 2010 through March 31, 2011.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio(a)	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period October 1, 2010 to March 31, 2011(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A
Actual	1.50%	$ 1,000.00	$ 1,244.20	$ 8.39
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.45	$ 7.54

Class F-1
Actual	1.35%	$ 1,000.00	$ 1,245.90	$ 7.56
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.20	$ 6.79

Class I
Actual	1.10%	$ 1,000.00	$ 1,033.90	$ 1.35	(c)
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.45	$ 5.54

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A
Actual	1.50%	$ 1,000.00	$ 1,118.10	$ 7.92
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.45	$ 7.54

Class F-1
Actual	1.35%	$ 1,000.00	$ 1,120.10	$ 7.14
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.20	$ 6.79

Class I
Actual	1.10%	$ 1,000.00	$ 1,014.70	$ 1.34	(c)
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.45	$ 5.54

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Disclosure of Fund Expenses
March 31, 2011 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period October 1, 2010 to March 31, 2011(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A
Actual	1.50%	$ 1,000.00	$ 1,189.80	$ 8.19
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.45	$ 7.54

Class F-1
Actual	1.35%	$ 1,000.00	$ 1,191.40	$ 7.38
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.20	$ 6.79

Class I
Actual	1.10%	$ 1,000.00	$ 1,022.50	$ 1.34	(c)
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.45	$ 5.54

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class I
Actual	1.10%	$ 1,000.00	$ 1,020.00	$ 1.49	(d)
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.45	$ 5.54

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class I
Actual	1.10%	$ 1,000.00	$ 1,023.00	$ 1.49	(d)
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.45	$ 5.54

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class I
Actual	1.10%	$ 1,000.00	$ 1,016.00	$ 1.49	(d)
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.45	$ 5.54

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class I
Actual	1.10%	$ 1,000.00	$ 1,021.00	$ 1.49	(d)
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.45	$ 5.54

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	Note the Actual Expenses Paid During the Period is based on since inception of the Class I shares on February 15, 2011.
(d)	Note the Actual Expenses Paid During the Period is based on since inception of the Fund on February 10, 2011.

Semi-Annual Report | March 31, 2011	11

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 99.86%
Basic Materials 6.55%
Cliffs Natural Resources, Inc.	4,020	$395,086
Consol Energy, Inc.	6,690	358,785
Eastman Chemical Co.	2,990	296,967
EI du Pont de Nemours & Co.	5,020	275,949
Huntsman Corp.	15,340	266,609
International Paper Co.	9,600	289,728
Walter Energy, Inc.	2,800	379,204

		2,262,328

Consumer Goods 9.13%
BorgWarner, Inc.(a)	3,620	288,478
The Estee Lauder Cos., Inc. - Class A	2,880	277,517
Fossil, Inc.(a)	2,980	279,077
Gentex Corp.	12,780	386,595
The Goodyear Tire & Rubber Co.(a)	19,360	290,013
Harman International Industries, Inc.	5,130	240,187
Johnson Controls, Inc.	6,960	289,327
Lear Corp.	5,090	248,748
Polo Ralph Lauren Corp.	2,230	275,739
Stanley Black & Decker, Inc.	3,790	290,314
TRW Automotive Holdings Corp.(a)	5,180	285,314

		3,151,309

Consumer Services 21.46%
Amazon.com, Inc.(a)	2,750	495,358
Cardinal Health, Inc.	12,180	500,963
CarMax, Inc.(a)	9,500	304,950
CBS Corp. - Class B	11,500	287,960
Comcast Corp. - Class A	20,980	518,626
DeVry, Inc.	11,950	658,086
Dick’s Sporting Goods, Inc.(a)	7,780	311,044
Guess?, Inc.	7,470	293,945
Las Vegas Sands Corp.(a)	9,920	418,822
McKesson Corp.	5,460	431,613
News Corp. - Class A	18,110	318,012
Nordstrom, Inc.	9,830	441,170
priceline.com, Inc.(a)	570	288,671
Starbucks Corp.	7,120	263,084
Tiffany & Co.	4,030	247,603
Time Warner Cable, Inc.	7,380	526,489
Walgreen Co.	9,760	391,766
Whole Foods Market, Inc.	5,050	332,795
Wynn Resorts, Ltd.	2,970	377,933

		7,408,890

Financials 9.58%
Ameriprise Financial, Inc.	5,530	337,772
CB Richard Ellis Group, Inc. - Class A(a)	10,140	270,738
Hartford Financial Services Group, Inc.	10,550	284,112
IntercontinentalExchange, Inc.(a)	2,370	292,790
Lincoln National Corp.	8,650	259,846
The NASDAQ OMX Group, Inc.(a)	9,380	242,379
Raymond James Financial, Inc.	7,080	270,739
Reinsurance Group of America, Inc.	6,260	393,003

	Shares	Value
Financials (continued)
T Rowe Price Group, Inc.	4,040	$268,337
Wells Fargo & Co.	12,330	390,861
Weyerhaeuser Co.	12,100	297,660

		3,308,237

Health Care 7.29%
Aetna, Inc.	6,940	259,764
Alere, Inc.(a)	8,980	351,477
Covance, Inc.(a)	6,250	342,000
Coventry Health Care, Inc.(a)	10,520	335,483
Illumina, Inc.(a)	5,920	414,815
Medco Health Solutions, Inc.(a)	9,990	561,038
Mylan, Inc.(a)	11,090	251,410

		2,515,987

Industrials 14.35%
Alliance Data Systems Corp.(a)	3,110	267,118
AMETEK, Inc.	5,760	252,691
Amphenol Corp. - Class A	5,600	304,584
Arrow Electronics, Inc.(a)	9,570	400,791
Avnet, Inc.(a)	10,310	351,468
Caterpillar, Inc.	2,560	285,056
CSX Corp.	3,370	264,882
Deere & Co.	3,030	293,577
Dover Corp.	3,860	253,756
Jabil Circuit, Inc.	14,100	288,063
Molex, Inc.	12,540	315,005
MSC Industrial Direct Co. - Class A	4,880	334,134
Oshkosh Corp.(a)	13,890	491,428
Parker Hannifin Corp.	2,960	280,253
Rockwell Automation, Inc.	3,020	285,843
Timken Co.	5,460	285,558

		4,954,207

Oil & Gas 8.60%
Anadarko Petroleum Corp.	3,400	278,528
Baker Hughes, Inc.	3,610	265,082
Cimarex Energy Co.	2,720	313,453
Energen Corp.	4,650	293,508
Halliburton Co.	6,060	302,030
Helmerich & Payne, Inc.	4,830	331,773
Newfield Exploration Co.(a)	4,520	343,565
Petrohawk Energy Corp.(a)	23,350	573,009
Valero Energy Corp.	9,080	270,766

		2,971,714

Technology 21.28%
Acme Packet, Inc.(a)	7,090	503,106
Advanced Micro Devices, Inc.(a)	39,660	341,076
Altera Corp.	10,900	479,818
Analog Devices, Inc.	10,610	417,822
Apple, Inc.(a)	1,560	543,582
Applied Materials, Inc.	25,970	405,652
Atmel Corp.(a)	27,270	371,690
JDS Uniphase Corp.(a)	11,630	242,369
KLA - Tencor Corp.	7,620	360,959
Lam Research Corp.(a)	7,780	440,815

12	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund March 31, 2011 (Unaudited)

	Shares	Value
Technology (continued)
LSI Corp.(a)	40,030	$272,204
Maxim Integrated Products, Inc.	15,870	406,272
Micron Technology, Inc.(a)	39,170	448,888
ON Semiconductor Corp.(a)	35,720	352,557
Riverbed Technology, Inc.(a)	7,610	286,517
SanDisk Corp.(a)	8,180	377,016
Skyworks Solutions, Inc.(a)	10,810	350,460
TIBCO Software, Inc.(a)	11,500	313,375
Xilinx, Inc.	13,200	432,960

		7,347,138

Telecommunications 1.62%
MetroPCS Communications, Inc.(a)	34,490	560,118

TOTAL COMMON STOCKS (Cost $31,300,734)		34,479,928

	Shares	Value
SHORT TERM INVESTMENTS 0.20%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00081% 7-day yield)	70,279	70,279

TOTAL SHORT TERM INVESTMENTS (Cost $70,279)		70,279

Total Investments - 100.06% (Cost $31,371,013)		34,550,207

Liabilities in Excess of Other Assets - (0.06%)		(21,293)

NET ASSETS - 100.00%		$34,528,914

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	13

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 99.40%
Basic Materials 2.99%
International Flavors & Fragrances, Inc.	4,800	$299,040
Molycorp, Inc.(a)	10,980	659,020

		958,060

Consumer Goods 10.85%
Brown-Forman Corp. - Class B	3,770	257,491
Church & Dwight Co., Inc.	3,720	295,145
Coach, Inc.	6,900	359,076
Green Mountain Coffee Roasters, Inc.(a)	7,550	487,805
Hansen Natural Corp.(a)	6,830	411,371
Herbalife, Ltd.	2,600	211,536
The Hershey Co.	5,440	295,664
Mattel, Inc.	9,280	231,350
Mead Johnson Nutrition Co.	5,060	293,126
Philip Morris International, Inc.	5,253	344,754
Phillips-Van Heusen Corp.	4,490	291,985

		3,479,303

Consumer Services 21.61%
Advance Auto Parts, Inc.	6,280	412,094
American Eagle Outfitters, Inc.	16,940	269,177
AmerisourceBergen Corp.	10,240	405,094
AutoZone, Inc.(a)	1,880	514,293
Cablevision Systems Corp. - Class A	7,910	273,765
Chipotle Mexican Grill, Inc.(a)	1,340	364,976
Copart, Inc.(a)	7,090	307,210
Costco Wholesale Corp.	3,670	269,084
CVS Caremark Corp.	8,010	274,903
The Gap, Inc.	10,710	242,688
Kohl’s Corp.	5,910	313,466
The Kroger Co.	18,248	437,404
Liberty Global, Inc. - Class A(a)	5,760	238,522
Liberty Media Corp. - Starz Series A(a)	2,800	217,280
Omnicare, Inc.	7,800	233,922
O’Reilly Automotive, Inc.(a)	8,347	479,619
PetSmart, Inc.	6,940	284,193
Ross Stores, Inc.	5,057	359,654
Scripps Networks Interactive, Inc. - Class A	6,590	330,093
TJX Cos., Inc.	7,990	397,343
Urban Outfitters, Inc.(a)	10,230	305,161

		6,929,941

Financials 12.51%
Chimera Investment Corp.	121,180	481,085
City National Corp.	3,740	213,367
Cullen/Frost Bankers, Inc.	5,140	303,363
Equity Residential	3,920	221,127
Federated Investors, Inc. - Class B	8,990	240,482
Marsh & McLennan Cos., Inc.	7,250	216,122
Mastercard, Inc. - Class A	1,090	274,375
Moody’s Corp.	11,750	398,442

	Shares	Value
Financials (continued)
New York Community Bancorp, Inc.	29,852	$515,246
RenaissanceRe Holdings, Ltd.	3,800	262,162
SL Green Realty Corp.	3,290	247,408
UDR, Inc.	13,510	329,239
Validus Holdings, Ltd.	9,290	309,636

		4,012,054

Health Care 19.50%
Alexion Pharmaceuticals, Inc.(a)	4,780	471,690
Allergan, Inc.	3,230	229,395
Baxter International, Inc.	5,020	269,926
Biogen Idec, Inc.(a)	6,740	494,649
CareFusion Corp.(a)	9,290	261,978
CR Bard, Inc.	2,420	240,330
DaVita, Inc.(a)	5,110	436,956
Endo Pharmaceuticals Holdings, Inc.(a)	5,570	212,551
Forest Laboratories, Inc.(a)	14,880	480,624
Gilead Sciences, Inc.(a)	11,030	468,113
Humana, Inc.(a)	3,110	217,513
Medtronic, Inc.	6,660	262,071
Patterson Cos., Inc.	6,370	205,050
Perrigo Co.	3,420	271,958
Pfizer, Inc.	15,820	321,304
Quest Diagnostics, Inc./DE	3,710	214,141
Talecris Biotherapeutics Holdings Corp.(a)	11,450	306,860
United Therapeutics Corp.(a)	6,690	448,364
UnitedHealth Group, Inc.	4,610	208,372
Universal Health Services, Inc. - Class B	4,650	229,757

		6,251,602

Industrials 13.51%
3M Co.	2,500	233,750
Donaldson Co., Inc.	3,710	227,386
General Dynamics Corp.	4,160	318,490
Global Payments, Inc.	10,310	504,365
Huntington Ingalls Industries, Inc.(a)	812	33,684
L-3 Communications Holdings, Inc.	3,660	286,615
Lender Processing Services, Inc.	13,910	447,763
Lockheed Martin Corp.	6,170	496,068
Norfolk Southern Corp.	3,050	211,273
Northrop Grumman Corp.	4,870	305,398
PACCAR, Inc.	4,720	247,092
Raytheon Co.	6,660	338,794
TransDigm Group, Inc.(a)	5,670	475,316
Valspar Corp.	5,260	205,666

		4,331,660

Oil & Gas 8.21%
Chesapeake Energy Corp.	6,390	214,193
Concho Resources, Inc.(a)	2,100	225,330
ConocoPhillips	2,770	221,212
Denbury Resources, Inc.(a)	9,540	232,776
Devon Energy Corp.	2,600	238,602

14	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund March 31, 2011 (Unaudited)

	Shares	Value
Oil & Gas (continued)
Marathon Oil Corp.	5,860	$312,397
Murphy Oil Corp.	3,430	251,830
OGE Energy Corp.	5,240	264,934
Southwestern Energy Co.(a)	9,830	422,395
Sunoco, Inc.	5,430	247,554

		2,631,223

Technology 3.75%
Informatica Corp.(a)	6,240	325,915
Ingram Micro, Inc. - Class A(a)	12,400	260,772
Intel Corp.	11,390	229,737
Texas Instruments, Inc.	11,220	387,763

		1,204,187

Telecommunications 3.12%
SBA Communications Corp. - Class A(a)	10,300	408,704
Verizon Communications, Inc.	9,050	348,787
Windstream Corp.	18,870	242,857

		1,000,348

Utilities 3.35%
AES Corp.(a)	31,270	406,510
American Water Works Co., Inc	14,790	414,859
Covanta Holding Corp.	14,720	251,418

		1,072,787

TOTAL COMMON STOCKS (Cost $30,106,446)		31,871,165

	Shares	Value
SHORT TERM INVESTMENTS 0.52%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00081% 7-day yield)	166,131	166,131

TOTAL SHORT TERM INVESTMENTS (Cost $166,131)		166,131

Total Investments - 99.92% (Cost $30,272,577)		32,037,296

Other Assets in Excess of Liabilities - 0.08%		27,186

NET ASSETS - 100.00%		$32,064,482

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	15

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 99.61%
Basic Materials 2.62%
Arch Coal, Inc.	6,980	$251,559
Consol Energy, Inc.	6,340	340,014
EI du Pont de Nemours & Co.	4,770	262,207

		853,780

Consumer Goods 5.29%
Coach, Inc.	7,360	383,014
The Estee Lauder Cos., Inc. - Class A	2,730	263,063
Herbalife, Ltd.	2,780	226,181
Phillips-Van Heusen Corp.	4,790	311,494
Polo Ralph Lauren Corp.	2,110	260,901
Stanley Black & Decker, Inc.	3,610	276,526

		1,721,179

Consumer Services 26.58%
Amazon.com, Inc.(a)	2,610	470,139
AmerisourceBergen Corp.	10,920	431,995
Bed Bath & Beyond, Inc.(a)	8,690	419,466
Cablevision Systems Corp. - Class A	8,430	291,762
Cardinal Health, Inc.	11,580	476,286
CarMax, Inc.(a)	9,000	288,900
Chipotle Mexican Grill, Inc.(a)	1,430	389,489
Comcast Corp. - Class A	19,930	492,670
Costco Wholesale Corp.	3,920	287,415
DeVry, Inc.	11,360	625,595
Dick’s Sporting Goods, Inc.(a)	7,380	295,052
eBay, Inc.(a)	6,910	214,486
Guess?, Inc.	7,080	278,598
Liberty Global, Inc. - Class A(a)	6,150	254,672
McKesson Corp.	5,180	409,479
Nordstrom, Inc.	9,340	419,179
Omnicare, Inc.	8,310	249,217
PetSmart, Inc.	7,400	303,030
priceline.com, Inc.(a)	540	273,478
Tiffany & Co.	3,820	234,701
Time Warner Cable, Inc.	6,990	498,667
Walgreen Co.	9,280	372,499
Whole Foods Market, Inc.	4,800	316,320
Wynn Resorts, Ltd.	2,820	358,845

		8,651,940

Financials 9.45%
Ameriprise Financial, Inc.	5,250	320,670
CB Richard Ellis Group, Inc. - Class A(a)	9,640	257,388
Federated Investors, Inc. - Class B	9,580	256,265
Franklin Resources, Inc.	2,680	335,215
IntercontinentalExchange, Inc.(a)	2,260	279,200
Marsh & McLennan Cos., Inc.	7,730	230,431
Moody’s Corp.	12,530	424,892

Rayonier, Inc.	4,990	310,927
SL Green Realty Corp.	3,510	263,952
US Bancorp	15,020	396,979

		3,075,919

	Shares	Value
Health Care 16.54%
Aetna, Inc.	6,570	$245,915
Alere, Inc.(a)	8,540	334,256
Alexion Pharmaceuticals, Inc.(a)	5,070	500,308
CIGNA Corp.	7,050	312,174
Covance, Inc.(a)	5,940	325,037
Coventry Health Care, Inc.(a)	9,960	317,624
Endo Pharmaceuticals Holdings, Inc.(a)	5,940	226,670
Express Scripts, Inc.(a)	6,020	334,772
Henry Schein, Inc.(a)	6,100	428,037
Humana, Inc.(a)	3,320	232,201
Illumina, Inc.(a)	5,630	394,494
Medco Health Solutions, Inc.(a)	9,500	533,520
Mylan, Inc.(a)	10,550	239,169
Patterson Cos., Inc.	6,790	218,570
Perrigo Co.	3,650	290,248
Quest Diagnostics, Inc./DE	3,960	228,571
UnitedHealth Group, Inc.	4,920	222,384

		5,383,950

Industrials 11.06%
Alliance Data Systems Corp.(a)	2,960	254,234
AMETEK, Inc.	5,480	240,408
Amphenol Corp. - Class A	5,310	288,811
Caterpillar, Inc.	2,430	270,581
CSX Corp.	3,190	250,734
Donaldson Co., Inc.	3,960	242,709
Dover Corp.	3,670	241,266
General Dynamics Corp.	4,440	339,926
Oshkosh Corp.(a)	13,200	467,016
Roper Industries, Inc.	2,540	219,608
Stericycle, Inc.(a)	5,960	528,473
Union Pacific Corp.	2,610	256,641

		3,600,407

Oil & Gas 13.51%
Apache Corp.	1,920	251,366
Baker Hughes, Inc.	3,410	250,396
Chesapeake Energy Corp.	6,810	228,271
Cimarex Energy Co.	2,580	297,319
Denbury Resources, Inc.(a)	10,180	248,392
Devon Energy Corp.	2,780	255,121
Energen Corp.	4,430	279,622
Halliburton Co.	5,750	286,580
Helmerich & Payne, Inc.	4,600	315,974
Marathon Oil Corp.	6,250	333,187
Murphy Oil Corp.	3,660	268,717
Newfield Exploration Co.(a)	4,300	326,843
Patterson-UTI Energy, Inc.	8,430	247,758
Petrohawk Energy Corp.(a)	22,190	544,543
Southern Union Co.	9,150	261,873

		4,395,962

Technology 12.92%
Analog Devices, Inc.	10,090	397,344
Apple, Inc.(a)	1,480	515,706
Corning, Inc.	10,510	216,821

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund March 31, 2011 (Unaudited)

	Shares	Value
Technology (continued)
Google, Inc. - Class A(a)	570	$334,140
Informatica Corp.(a)	6,660	347,852
Ingram Micro, Inc. - Class A(a)	13,220	278,017
Maxim Integrated Products, Inc.	15,080	386,048
Microchip Technology, Inc.	10,170	386,562
Riverbed Technology, Inc.(a)	7,230	272,209
Rovi Corp.(a)	4,560	244,644
Texas Instruments, Inc.	11,970	413,683
Xilinx, Inc.	12,550	411,640

		4,204,666

Telecommunications 1.64%
MetroPCS Communications, Inc.(a)	32,760	532,022

TOTAL COMMON STOCKS (Cost $29,894,834)		32,419,825

	Shares	Value
SHORT TERM INVESTMENTS 0.79%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00081% 7-day yield)	258,246	258,246

TOTAL SHORT TERM INVESTMENTS (Cost $258,246)		258,246

Total Investments - 100.40% (Cost $30,153,080)		32,678,071

Liabilities in Excess of Other Assets - (0.40%)		(131,533)

NET ASSETS - 100.00%		$32,546,538

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	17

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 96.39%
Basic Materials 1.01%
Cliffs Natural Resources, Inc.	60	$5,897
Consol Energy, Inc.	120	6,435
Newmont Mining Corp.	150	8,187

		20,519

Consumer Goods 12.66%
Church & Dwight Co., Inc.	160	12,694
Clorox Co.	340	23,824
Coach, Inc.	130	6,765
General Mills, Inc.	570	20,834
Gentex Corp.	390	11,798
The Hershey Co.	340	18,479
HJ Heinz Co.	500	24,410
Hormel Foods Corp.	930	25,891
Jarden Corp.	200	7,114
Lorillard, Inc.	490	46,555
Mead Johnson Nutrition Co.	180	10,427
PepsiCo, Inc.	320	20,611
Philip Morris International, Inc.	440	28,877

		258,279

Consumer Services 10.59%
AmerisourceBergen Corp.	200	7,912
Cardinal Health, Inc.	320	13,162
Comcast Corp. - Class A	430	10,630
Expedia, Inc.	420	9,517
Guess?, Inc.	290	11,412
H&R Block, Inc.	1,660	27,788
The Kroger Co.	510	12,225
McKesson Corp.	80	6,324
Nordstrom, Inc.	280	12,566
PetSmart, Inc.	200	8,190
Ross Stores, Inc.	120	8,534
Scripps Networks Interactive, Inc. - Class A	80	4,007
Strayer Education, Inc.	140	18,269
Sysco Corp.	930	25,761
Time Warner Cable, Inc.	280	19,975
TJX Cos., Inc.	170	8,454
Walgreen Co.	280	11,239

		215,965

Financials 37.51%
Aflac, Inc.	260	13,723
Ameriprise Financial, Inc.	140	8,551
Aspen Insurance Holdings, Ltd.	500	13,780
Assured Guaranty, Ltd.	620	9,238
Axis Capital Holdings, Ltd.	520	18,158
BB&T Corp.	590	16,196
Chimera Investment Corp.	13,640	54,151
Corporate Office Properties Trust	960	34,695
Cullen/Frost Bankers, Inc.	370	21,837
Digital Realty Trust, Inc.	590	34,303
Duke Realty Corp.	2,580	36,146
Endurance Specialty Holdings, Ltd.	290	14,158

	Shares	Value
Financials (continued)
Fidelity National Financial, Inc. - Class A	1,720	$24,304
First Niagara Financial Group, Inc.	2,280	30,962
FirstMerit Corp.	1,590	27,125
Franklin Resources, Inc.	40	5,003
The Goldman Sachs Group, Inc.	30	4,754
The Hanover Insurance Group, Inc.	310	14,028
Health Care REIT, Inc.	720	37,757
Highwoods Properties, Inc.	1,040	36,410
Jefferies Group, Inc.	380	9,477
Liberty Property Trust	1,250	41,125
Mack-Cali Realty Corp.	1,120	37,968
Moody’s Corp.	310	10,512
Nationwide Health Properties, Inc.	800	34,024
New York Community Bancorp, Inc.	2,230	38,490
PartnerRe, Ltd.	250	19,810
Rayonier, Inc.	440	27,416
Reinsurance Group of America, Inc.	100	6,278
UDR, Inc.	940	22,908
US Bancorp	190	5,022
Valley National Bancorp	2,640	36,854
Visa, Inc. - Class A	80	5,890
Washington Federal, Inc.	560	9,710
Wells Fargo & Co.	140	4,438

		765,201

Health Care 5.91%
Eli Lilly & Co.	1,120	39,390
Merck & Co., Inc.	970	32,020
Owens & Minor, Inc.	590	19,163
Pfizer, Inc.	1,480	30,059

		120,632

Industrials 6.12%
General Dynamics Corp.	200	15,312
Huntington Ingalls Industries, Inc.(a)	50	2,075
L-3 Communications Holdings, Inc.	200	15,662
Lender Processing Services, Inc.	250	8,047
Lockheed Martin Corp.	340	27,336
Molex, Inc.	730	18,338
Northrop Grumman Corp.	300	18,813
Raytheon Co.	380	19,331

		124,914

Oil & Gas 0.76%
Marathon Oil Corp.	290	15,460

Technology 9.08%
Altera Corp.	110	4,842
Analog Devices, Inc.	420	16,540
Applied Materials, Inc.	870	13,589
Broadcom Corp. - Class A	160	6,301
KLA-Tencor Corp.	330	15,632
Linear Technology Corp.	600	20,178
Maxim Integrated Products, Inc.	910	23,296
Microchip Technology, Inc.	760	28,888
National Semiconductor Corp.	1,380	19,789

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund March 31, 2011 (Unaudited)

	Shares	Value
Technology (continued)
Tellabs, Inc.	2,170	$11,371
Texas Instruments, Inc.	300	10,368
Xilinx, Inc.	440	14,432

		185,226

Telecommunications 1.95%
Verizon Communications, Inc.	1,030	39,696

Utilities 10.80%
American Water Works Co., Inc	810	22,721
Cleco Corp.	630	21,603
DPL, Inc.	1,310	35,907
Duke Energy Corp.	2,020	36,663
Exelon Corp.	790	32,580
Progress Energy, Inc.	810	37,373
Westar Energy, Inc.	1,270	33,553

		220,400

TOTAL COMMON STOCKS (Cost $1,926,761)		1,966,292

EXCHANGE TRADED FUNDS 0.77% iShares Dow Jones Select Dividend Index Fund	300	15,636

TOTAL EXCHANGE TRADED FUNDS (Cost $15,290)		15,636

	Shares	Value
SHORT TERM INVESTMENTS 0.31%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00081% 7-day yield)	6,310	6,310

TOTAL SHORT TERM INVESTMENTS (Cost $6,310)		6,310

Total Investments - 97.47% (Cost $1,948,361)		1,988,238

Other Assets in Excess of Liabilities - 2.53%		51,655

NET ASSETS - 100.00%		$2,039,893

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	19

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 97.45%
Basic Materials 1.73%
Cliffs Natural Resources, Inc.	210	$20,639
Newmont Mining Corp.	430	23,469

		44,108

Consumer Goods 7.87%
Coach, Inc.	420	21,857
ConAgra Foods, Inc.	900	21,375
Energizer Holdings, Inc.(a)	260	18,502
Hansen Natural Corp.(a)	420	25,297
PepsiCo, Inc.	420	27,052
Ralcorp Holdings, Inc.(a)	420	28,740
TRW Automotive Holdings Corp.(a)	360	19,829
Tyson Foods, Inc. - Class A	990	18,998
Whirlpool Corp.	230	19,633

		201,283

Consumer Services 12.23%
Advance Auto Parts, Inc.	380	24,936
Amazon.com, Inc.(a)	150	27,019
AmerisourceBergen Corp.	630	24,923
Apollo Group, Inc. - Class A(a)	710	29,614
Bed Bath & Beyond, Inc.(a)	490	23,652
Cardinal Health, Inc.	840	34,549
CBS Corp. - Class B	790	19,782
Chipotle Mexican Grill, Inc.(a)	80	21,790
DeVry, Inc.	650	35,796
Expedia, Inc.	1,100	24,926
News Corp. - Class A	1,250	21,950
Nordstrom, Inc.	530	23,786

		312,723

Financials 16.60%
Aflac, Inc.	490	25,862
The Allstate Corp.	640	20,339
American Financial Group, Inc.	620	21,712
Assurant, Inc.	510	19,640
Axis Capital Holdings, Ltd.	680	23,746
Bank of America Corp.	1,710	22,794
Citigroup, Inc.(a)	4,040	17,857
Cullen/Frost Bankers, Inc.	400	23,608
Fidelity National Financial, Inc. - Class A	1,950	27,553
First Horizon National Corp.	2,250	25,222
The Goldman Sachs Group, Inc.	140	22,186
PartnerRe, Ltd.	270	21,395
People’s United Financial, Inc.	1,460	18,367
Prudential Financial, Inc.	440	27,095
Raymond James Financial, Inc.	490	18,738
Rayonier, Inc.	370	23,055
Transatlantic Holdings, Inc.	420	20,441
Validus Holdings, Ltd.	720	23,998
Weyerhaeuser Co.	840	20,664

		424,272

	Shares	Value
Health Care 20.51%
Alexion Pharmaceuticals, Inc.(a)	290	$28,617
Amgen, Inc.(a)	330	17,638
Biogen Idec, Inc.(a)	410	30,090
Bristol-Myers Squibb Co.	820	21,673
Celgene Corp.(a)	540	31,066
Cephalon, Inc.(a)	710	53,804
CIGNA Corp.	520	23,026
DaVita, Inc.(a)	310	26,508
Eli Lilly & Co.	910	32,005
Express Scripts, Inc.(a)	350	19,464
Forest Laboratories, Inc.(a)	1,150	37,145
Gilead Sciences, Inc.(a)	680	28,859
Henry Schein, Inc.(a)	340	23,858
Illumina, Inc.(a)	320	22,422
Intuitive Surgical, Inc.(a)	70	23,342
Medco Health Solutions, Inc.(a)	540	30,326
Pfizer, Inc.	1,230	24,981
ResMed, Inc.(a)	760	22,800
United Therapeutics Corp.(a)	400	26,808

		524,432

Industrials 12.33%
Arrow Electronics, Inc.(a)	520	21,778
Avnet, Inc.(a)	710	24,204
General Dynamics Corp.	320	24,499
Global Payments, Inc.	620	30,330
Huntington Ingalls Industries, Inc.(a)	63	2,628
Lender Processing Services, Inc.	1,080	34,765
Molex, Inc.	880	22,106
Northrop Grumman Corp.	380	23,830
Oshkosh Corp.(a)	760	26,889
Raytheon Co.	510	25,944
Sonoco Products Co.	540	19,564
Stericycle, Inc.(a)	340	30,148
TransDigm Group, Inc.(a)	340	28,502

		315,187

Oil & Gas 3.80%
Energen Corp.	320	20,198
Marathon Oil Corp.	450	23,990
Quicksilver Resources, Inc.(a)	1,920	27,475
Southwestern Energy Co.(a)	590	25,352

		97,015

Technology 16.70%
Advanced Micro Devices, Inc.(a)	2,150	18,490
Altera Corp.	590	25,972
Analog Devices, Inc.	730	28,748
Apple, Inc.(a)	80	27,876
Applied Materials, Inc.	1,810	28,272
Broadcom Corp. - Class A	640	25,203
Cognizant Technology Solutions Corp. - Class A(a)	310	25,234
Cree, Inc.(a)	690	31,851
Google, Inc. - Class A(a)	30	17,586
Intel Corp.	890	17,951
KLA-Tencor Corp.	520	24,632

20	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund March 31, 2011 (Unaudited)

	Shares	Value
Technology (continued)
Lam Research Corp.(a)	420	$23,797
Micron Technology, Inc.(a)	2,130	24,410
ON Semiconductor Corp.(a)	1,940	19,148
Seagate Technology PLC	1,370	19,728
Skyworks Solutions, Inc.(a)	580	18,804
Western Digital Corp.(a)	690	25,730
Xilinx, Inc.	720	23,616

		427,048

Telecommunications 1.07%
Verizon Communications, Inc.	710	27,363

Utilities 4.61%
DPL, Inc.	1,260	34,537
Duke Energy Corp.	1,690	30,673
Progress Energy, Inc.	470	21,686
Westar Energy, Inc.	1,170	30,911

		117,807

TOTAL COMMON STOCKS (Cost $2,433,693)		2,491,238

	Shares	Value
SHORT TERM INVESTMENTS 0.70%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00081% 7-day yield)	17,935	17,935

TOTAL SHORT TERM INVESTMENTS (Cost $17,935)		17,935

Total Investments - 98.15% (Cost $2,451,628)		2,509,173

Other Assets in Excess of Liabilities - 1.85%		47,372

NET ASSETS - 100.00%		$2,556,545

(a)	Non-Income Producing Security.

See Notes to Financial Statements

Semi-Annual Report | March 31, 2011	21

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 97.00%
Basic Materials 4.88%
Cliffs Natural Resources, Inc.	270	$26,536
FMC Corp.	220	18,685
Freeport-McMoRan Copper & Gold, Inc.	440	24,442
Lubrizol Corp.	190	25,452
Newmont Mining Corp.	530	28,927

		124,042

Consumer Goods 10.86%
BorgWarner, Inc.(a)	240	19,126
Church & Dwight Co., Inc.	280	22,215
Coach, Inc.	510	26,540
Colgate-Palmolive Co.	220	17,767
Energizer Holdings, Inc.(a)	320	22,771
The Estee Lauder Cos., Inc. - Class A	190	18,308
Hansen Natural Corp.(a)	510	30,717
Herbalife, Ltd.	190	15,459
Lear Corp.	340	16,616
PepsiCo, Inc.	520	33,493
Polo Ralph Lauren Corp.	140	17,311
Ralcorp Holdings, Inc.(a)	520	35,584

		275,907

Consumer Services 15.50%
Advance Auto Parts, Inc.	470	30,841
Amazon.com, Inc.(a)	180	32,423
AmerisourceBergen Corp.	770	30,461
Apollo Group, Inc. - Class A(a)	880	36,705
Bed Bath & Beyond, Inc.(a)	610	29,445
Best Buy Co., Inc.	540	15,509
CarMax, Inc.(a)	630	20,223
Chipotle Mexican Grill, Inc.(a)	100	27,237
Delta Air Lines, Inc.(a)	1,490	14,602
DeVry, Inc.	800	44,056
eBay, Inc.(a)	480	14,899
Expedia, Inc.	1,350	30,591
Nordstrom, Inc.	650	29,172
priceline.com, Inc.(a)	40	20,258
Starbucks Corp.	470	17,367

		393,789

Financials 4.24%
E*Trade Financial Corp.(a)	980	15,317
Eaton Vance Corp.	600	19,344
Hudson City Bancorp, Inc.	1,570	15,198
IntercontinentalExchange, Inc.(a)	160	19,766
Mastercard, Inc. - Class A	80	20,138
T Rowe Price Group, Inc.	270	17,934

		107,697

Health Care 19.43%
Alexion Pharmaceuticals, Inc.(a)	350	34,538
Amgen, Inc.(a)	410	21,914
Becton Dickinson and Co.	180	14,332
Biogen Idec, Inc.(a)	500	36,695

	Shares	Value
Health Care (continued)
Celgene Corp.(a)	660	$37,970
DaVita, Inc.(a)	380	32,494
Express Scripts, Inc.(a)	430	23,912
Gilead Sciences, Inc.(a)	830	35,225
Henry Schein, Inc.(a)	430	30,173
Illumina, Inc.(a)	390	27,327
Intuitive Surgical, Inc.(a)	80	26,677
Life Technologies Corp.(a)	380	19,920
Medco Health Solutions, Inc.(a)	660	37,065
Mylan, Inc.(a)	740	16,776
Perrigo Co.	260	20,675
Quest Diagnostics, Inc./DE	280	16,162
ResMed, Inc.(a)	940	28,200
United Therapeutics Corp.(a)	500	33,510

		493,565

Industrials 15.90%
Agilent Technologies, Inc.(a)	340	15,225
AMETEK, Inc.	380	16,671
Arrow Electronics, Inc.(a)	640	26,803
Caterpillar, Inc.	170	18,930
CSX Corp.	220	17,292
Expeditors International of Washington, Inc.	410	20,557
Fastenal Co.	230	14,911
FLIR Systems, Inc.	450	15,575
Global Payments, Inc.	770	37,668
Jabil Circuit, Inc.	940	19,204
Nalco Holding Co.	840	22,940
Oshkosh Corp.(a)	930	32,903
The Shaw Group, Inc.(a)	480	16,997
Stericycle, Inc.(a)	420	37,241
Timken Co.	360	18,828
TransDigm Group, Inc.(a)	420	35,209
Union Pacific Corp.	180	17,700
WW Grainger, Inc.	140	19,275

		403,929

Oil & Gas 5.93%
Cimarex Energy Co.	190	21,896
First Solar, Inc.(a)	130	20,909
Newfield Exploration Co.(a)	300	22,803
Quicksilver Resources, Inc.(a)	2,370	33,915
Southwestern Energy Co.(a)	730	31,368
Whiting Petroleum Corp.(a)	270	19,831

		150,722

Technology 20.26%
Advanced Micro Devices, Inc.(a)	2,650	22,790
Altera Corp.	720	31,694
Apple, Inc.(a)	100	34,845
Broadcom Corp. - Class A	780	30,716
Cognizant Technology Solutions Corp. - Class A(a)	390	31,746
Corning, Inc.	740	15,266
Cree, Inc.(a)	850	39,236
F5 Networks, Inc.(a)	160	16,411

22	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund March 31, 2011 (Unaudited)

	Shares	Value
Technology (continued)
Google, Inc. - Class A(a)	40	$23,449
Harris Corp.	430	21,328
Hewlett-Packard Co.	440	18,027
Lam Research Corp.(a)	520	29,463
Micron Technology, Inc.(a)	2,630	30,140
Microsoft Corp.	810	20,542
ON Semiconductor Corp.(a)	2,390	23,589
Rovi Corp.(a)	320	17,168
Seagate Technology PLC	1,690	24,336
Skyworks Solutions, Inc.(a)	720	23,342
Western Digital Corp.(a)	840	31,324
Xilinx, Inc.	890	29,192

		514,604

TOTAL COMMON STOCKS (Cost $2,407,521)		2,464,255

EXCHANGE TRADED FUNDS 0.54%
iShares S&P 500 Growth Index Fund	200	13,740

TOTAL EXCHANGE TRADED FUNDS (Cost $13,729)		13,740

	Shares	Value
SHORT TERM INVESTMENTS 0.63%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00081% 7-day yield)	16,082	16,082

TOTAL SHORT TERM INVESTMENTS (Cost $16,082)		16,082

Total Investments - 98.17% (Cost $2,437,332)		2,494,077

Other Assets in Excess of Liabilities - 1.83%		46,431

NET ASSETS - 100.00%		$2,540,508

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	23

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 96.56%
Basic Materials 1.43%
The Dow Chemical Co.	510	$19,252
PPG Industries, Inc.	180	17,138

		36,390

Consumer Goods 8.29%
ConAgra Foods, Inc.	1,090	25,887
DR Horton, Inc.	1,550	18,057
Genuine Parts Co.	420	22,529
Lennar Corp. - Class A	880	15,946
Molson Coors Brewing Co. - Class B	420	19,694
Newell Rubbermaid, Inc.	890	17,026
The Procter & Gamble Co.	350	21,560
TRW Automotive Holdings Corp.(a)	430	23,684
Tyson Foods, Inc. - Class A	1,210	23,220
Whirlpool Corp.	280	23,901

		211,504

Consumer Services 7.25%
Cardinal Health, Inc.	1,020	41,953
CBS Corp. - Class B	960	24,038
Macy’s, Inc.	730	17,710
News Corp. - Class A	1,520	26,691
Omnicare, Inc.	740	22,192
Penn National Gaming, Inc.(a)	460	17,048
Safeway, Inc.	750	17,655
The Walt Disney Co.	410	17,667

		184,954

Financials 30.82%
Aflac, Inc.	580	30,612
The Allstate Corp.	780	24,788
American Express Co.	450	20,340
American Financial Group, Inc.	760	26,615
Assurant, Inc.	620	23,876
Axis Capital Holdings, Ltd.	830	28,984
Bank of America Corp.	2,070	27,593
The Bank of New York Mellon Corp.	680	20,312
Citigroup, Inc.(a)	4,900	21,658
CME Group, Inc.	70	21,109
Comerica, Inc.	500	18,360
Cullen/Frost Bankers, Inc.	480	28,330
Fidelity National Financial, Inc. - Class A	2,370	33,488
First Horizon National Corp.	2,720	30,491
The Goldman Sachs Group, Inc.	170	26,940
HCP, Inc.	580	22,005
Huntington Bancshares, Inc.	2,460	16,334
KeyCorp	2,330	20,690
Lincoln National Corp.	720	21,629
Loews Corp.	430	18,529
M&T Bank Corp.	220	19,463
Marsh & McLennan Cos., Inc.	680	20,271
NYSE Euronext	540	18,992
PartnerRe, Ltd.	330	26,149
People’s United Financial, Inc.	1,770	22,267

	Shares	Value
Financials (continued)
Piedmont Office Realty Trust, Inc. - Class A	880	$17,081
Prudential Financial, Inc.	530	32,637
Raymond James Financial, Inc.	590	22,562
Rayonier, Inc.	450	28,040
Transatlantic Holdings, Inc.	510	24,822
Validus Holdings, Ltd.	870	28,997
Weyerhaeuser Co.	1,020	25,092
WR Berkley Corp.	550	17,715

		786,771

Health Care 10.66%
Abbott Laboratories	350	17,167
Bristol-Myers Squibb Co.	990	26,166
Cephalon, Inc.(a)	870	65,929
CIGNA Corp.	620	27,453
Eli Lilly & Co.	1,110	39,039
Forest Laboratories, Inc.(a)	1,400	45,220
Humana, Inc.(a)	300	20,982
Pfizer, Inc.	1,490	30,262

		272,218

Industrials 13.03%
Avnet, Inc.(a)	860	29,317
General Dynamics Corp.	390	29,858
Honeywell International, Inc.	290	17,316
Huntington Ingalls Industries, Inc.(a)	78	3,251
Lender Processing Services, Inc.	1,310	42,169
Molex, Inc.	1,050	26,376
Norfolk Southern Corp.	280	19,396
Northrop Grumman Corp.	470	29,474
Parker Hannifin Corp.	250	23,670
Pentair, Inc.	500	18,895
Raytheon Co.	630	32,048
Sonoco Products Co.	660	23,912
Tyco International, Ltd.	460	20,594
Waste Management, Inc.	440	16,430

		332,706

Oil & Gas 4.76%
ConocoPhillips	270	21,562
Energen Corp.	390	24,617
Marathon Oil Corp.	550	29,321
Southern Union Co.	810	23,182
Valero Energy Corp.	770	22,961

		121,643

Technology 6.35%
Analog Devices, Inc.	890	35,048
Applied Materials, Inc.	2,190	34,208
Intel Corp.	1,080	21,784
KLA-Tencor Corp.	640	30,317
Motorola Solutions, Inc.(a)	540	24,132
Synopsys, Inc.(a)	600	16,590

		162,079

24	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund March 31, 2011 (Unaudited)

	Shares	Value
Telecommunications 2.07%
AT&T, Inc.	640	$19,584
Verizon Communications, Inc.	860	33,144

		52,728

Utilities 11.90%
Ameren Corp.	780	21,895
CMS Energy Corp.	850	16,694
Consolidated Edison, Inc.	360	18,259
DPL, Inc.	1,530	41,937
DTE Energy Co.	410	20,074
Duke Energy Corp.	2,050	37,207
Entergy Corp.	220	14,786
FirstEnergy Corp.	510	18,916
NSTAR	350	16,195
Pepco Holdings, Inc.	860	16,039
Pinnacle West Capital Corp.	430	18,400
Progress Energy, Inc.	560	25,838
Westar Energy, Inc.	1,420	37,516

		303,756

TOTAL COMMON STOCKS (Cost $2,409,628)		2,464,749

EXCHANGE TRADED FUNDS 0.99%
iShares S&P 500 Value Index Fund	400	25,324

TOTAL EXCHANGE TRADED FUNDS (Cost $25,233)		25,324

	Shares	Value
SHORT TERM INVESTMENTS 0.51%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00081% 7-day yield)	12,984	12,984

TOTAL SHORT TERM INVESTMENTS (Cost $12,984)		12,984

Total Investments - 98.06% (Cost $2,447,845)		2,503,057

Other Assets in Excess of Liabilities - 1.94%		49,610

NET ASSETS - 100.00%		$2,552,667

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	25

Statements of Assets and Liabilities
March 31, 2011 (Unaudited)

	Transparent Value Dow Jones RBP® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Market Index Fund	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
ASSETS:
Investment securities, at cost	$31,371,013	$30,272,577	$30,153,080	$1,948,361

Investment securities, at value	$34,550,207	$32,037,296	$32,678,071	$1,988,238
Cash	–	2,991	3,082	93
Dividends receivable	14,986	55,455	19,967	5,531
Receivable for capital shares sold	–	5,000	10,000	–
Receivable due from Advisor	9,504	9,232	8,900	21,273
Other assets	47,015	46,249	46,709	47,736
Total Assets	34,621,712	32,156,223	32,766,729	2,062,871

LIABILITIES:
Payable for securities purchased	–	–	129,866	–
Accrued expenses:
Payable for administration fees	16,296	15,482	15,609	1,303
Payable for distribution and services fees	6,581	6,204	6,222	–
Payable for trustees’ fees	6,913	6,991	6,990	2,098
Payable for Chief Compliance Officer fees	2,556	2,556	2,556	1,536
Accrued expenses and other payables	60,452	60,508	58,948	18,041
Total Liabilities	92,798	91,741	220,191	22,978
Net Assets	$34,528,914	$32,064,482	$32,546,538	$2,039,893

NET ASSETS CONSIST OF:
Paid-in capital	$29,829,008	$29,636,242	$28,664,519	$2,000,000
Undistributed/Overdistributed net investment income	(22,128)	54,142	(12,320)	9,145
Accumulated net realized gain (loss) on investments	1,542,840	609,379	1,369,348	(9,129)
Net unrealized appreciation on investments	3,179,194	1,764,719	2,524,991	39,877
Net Assets	$34,528,914	$32,064,482	$32,546,538	$2,039,893

PRICING OF CLASS A SHARES:
Net assets	$92,081	$59,727	$259,125	$–
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	7,794	5,458	22,164	–

Net assets value, offering and redemption price per share	$11.81	$10.94	$11.69	$–

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$12.53	$11.61	$12.40	$–

PRICING OF CLASS F-1 SHARES:
Net assets	$31,839,002	$29,756,645	$29,747,494	$–
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,678,843	2,695,513	2,521,992	–

Net assets value, offering and redemption price per share	$11.89	$11.04	$11.80	$–

PRICING OF CLASS I SHARES:
Net assets	$2,597,831	$2,248,110	$2,539,919	$2,039,893
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	218,592	203,487	215,280	200,000
Net assets value, offering and redemption price per share	$11.88	$11.05	$11.80	$10.20

See Notes to Financial Statements.

26	www.transparentvalue.com

Statements of Assets and Liabilities
March 31, 2011 (Unaudited)

	Transparent Value Dow Jones RBP® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund
ASSETS:
Investment securities, at cost	$2,451,628	$2,437,332	$2,447,845

Investment securities, at value	$2,509,173	$2,494,077	$2,503,057
Cash	–	–	173
Dividends receivable	1,514	566	3,584
Receivable due from Advisor	21,111	21,115	21,110
Other assets	47,978	47,979	47,981
Total Assets	2,579,776	2,563,737	2,575,905

LIABILITIES:
Accrued expenses:
Payable for administration fees	1,520	1,517	1,524
Payable for trustees’ fees	2,098	2,100	2,100
Payable for Chief Compliance Officer fees	1,536	1,536	1,536
Accrued expenses and other payables	18,077	18,076	18,078
Total Liabilities	23,231	23,229	23,238
Net Assets	$2,556,545	$2,540,508	$2,552,667

NET ASSETS CONSIST OF:
Paid-in capital	$2,500,000	$2,500,000	$2,500,000
Undistributed/Overdistributed net investment income	1,800	(1,441)	6,033
Accumulated net realized loss on investments	(2,800)	(14,796)	(8,578)
Net unrealized appreciation on investments	57,545	56,745	55,212
Net Assets	$2,556,545	$2,540,508	$2,552,667

PRICING OF CLASS I SHARES:
Net assets	$2,556,545	$2,540,508	$2,552,667
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	250,000	250,000	250,000
Net assets value, offering and redemption price per share	$10.23	$10.16	$10.21

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	27

Statements of Operations

	Transparent Value Dow Jones RBP® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Market Index Fund	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
	For the six months ended March 31, 2011 (Unaudited)	For the six months ended March 31, 2011 (Unaudited)	For the six months ended March 31, 2011 (Unaudited)	For the period February 10, 2011 (inception) to March 31, 2011 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $353, $–, $336 and $–, respectively)	$176,173	$269,159	$170,573	$12,108
Total Investment Income	176,173	269,159	170,573	12,108

EXPENSES:

Investment Adviser fees	129,247	125,908	127,932	2,560
Distribution and service fees:
Class A	148	104	119	–
Class F-1	33,166	32,407	32,849	–
Administration fees	65,922	64,546	65,686	3,900
Custody fees	20,219	19,759	19,383	7,766
Audit fees	12,465	12,465	12,465	4,224
Legal fees	32,833	32,702	32,809	2,900
Transfer agency fees	29,228	29,191	29,591	4,388
Trustee fees	16,392	16,475	16,475	2,269
Registration fees	22,733	22,808	22,724	5,337
Insurance fees	11,181	12,481	12,483	6
Printing fees	4,303	4,040	4,143	133
Chief Compliance Officer fees	11,208	11,208	11,208	2,110
Other expenses	5,352	5,003	5,119	26
Total Expenses Before Waivers and Reimbursements	394,397	389,097	392,986	35,619
Less fees waived and reimbursed by Advisor:
Class A	(886)	(757)	(810)	–
Class F-1	(206,602)	(206,528)	(207,184)	–
Class I	(3,941)	(3,513)	(3,893)	(32,656)
Net Expenses	182,968	178,299	181,099	2,963
Net Investment Income (Loss)	(6,795)	90,860	(10,526)	9,145

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) investments	2,180,501	1,020,527	1,849,798	(9,129)
Net change in unrealized appreciation on investments	2,777,534	1,426,404	2,107,743	39,877
Net Realized and Unrealized Gain on Investments	4,958,035	2,446,931	3,957,541	30,748
Net Increase in Net Assets Resulting from Operations	$4,951,240	$2,537,791	$3,947,015	$39,893

See Notes to Financial Statements.

28	www.transparentvalue.com

Statements of Operations

	Transparent Value Dow Jones RBP® U.S. Large - Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large - Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large - Cap Value Index Fund
	For the period February 10, 2011 (inception) to March 31, 2011 (Unaudited)	For the period February 10, 2011 (inception) to March 31, 2011 (Unaudited)	For the period February 10, 2011 (inception) to March 31, 2011 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $– and $–, respectively)	$ 5,474	$ 2,226	$ 9,719
Total Investment Income	5,474	2,226	9,719

EXPENSES:

Investment Adviser fees	3,173	3,167	3,183
Administration fees	4,245	4,242	4,250
Custody fees	7,767	7,766	7,767
Audit fees	4,224	4,224	4,224
Legal fees	2,908	2,908	2,909
Transfer agency fees	4,388	4,388	4,388
Trustee fees	2,269	2,271	2,271
Registration fees	5,337	5,337	5,337
Insurance fees	8	8	8
Printing fees	163	163	164
Chief Compliance Officer fees	2,110	2,110	2,110
Other expenses	31	31	31
Total Expenses Before Waivers and Reimbursements	36,623	36,615	36,642
Less fees waived and reimbursed by Advisor: Class I	(32,949)	(32,948)	(32,956)
Net Expenses	3,674	3,667	3,686
Net Investment Income (Loss)	1,800	(1,441)	6,033

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss investments	(2,800)	(14,796)	(8,578)
Net change in unrealized appreciation on investments	57,545	56,745	55,212
Net Realized and Unrealized Gain on Investments	54,745	41,949	46,634
Net Increase in Net Assets Resulting from Operations	$ 56,545	$ 40,508	$ 52,667

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	29

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Period April 27, 2010 (inception) to September 30, 2010
FROM OPERATIONS:
Net investment income (loss)	$(6,795)	$9,802
Net realized gain (loss) on investments	2,180,501	(637,661)
Net change in unrealized appreciation on investments	2,777,534	401,660
Net Increase (Decrease) in net assets resulting from operations	4,951,240	(226,199)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(397)	–
Class F-1:
Dividends from net investment income	(25,305)	–
Decrease in net assets from distributions to shareholders	(25,702)	–
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	28,495	50,005
Net asset value of shares issued in reinvestment of distributions to shareholders	127	–
Payments for shares redeemed	(16)	–
Net increase in net assets from Class A capital share transactions	28,606	50,005
Class F-1 Shares:
Proceeds from shares sold	29,162,914	4,950,000
Net asset value of shares issued in reinvestment of distributions to shareholders	8	–
Payments for shares redeemed	(6,873,575)	–
Net increase in net assets from Class F-1 capital share transactions	22,289,347	4,950,000
Class I Shares:
Proceeds from shares sold	2,511,617	–
Net increase in net assets from Class I capital share transactions	2,511,617	–
Total Increase in Net Assets	29,755,108	4,773,806

NET ASSETS:
Beginning of period (Note 1)	4,773,806	–
End of period	$34,528,914	$4,773,806

Undistributed (Overdistributed) Net Investment Income	$(22,128)	$10,369

Class A:
Beginning of period (Note 1)	5,001	–
Shares sold	2,783	5,001
Shares issued in reinvestment of distributions to shareholders	12	–
Shares redeemed	(2)	–
Net increase in shares outstanding	2,793	5,001
Shares outstanding, end of period	7,794	5,001

Class F-1:
Beginning of period (Note 1)	495,000	–
Shares sold	2,787,351	495,000
Shares issued in reinvestment of distributions to shareholders	1	–
Shares redeemed	(603,509)	–
Net increase in shares outstanding	2,183,843	495,000
Shares outstanding, end of period	2,678,843	495,000

Class I:
Beginning of period (Note 1)	–	–
Shares sold	218,592	–
Net increase in shares outstanding	218,592	–
Shares outstanding, end of period	218,592	–

See Notes to Financial Statements.

30	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Period April 27, 2010 (inception) to September 30, 2010
FROM OPERATIONS:
Net investment income	$90,860	$9,469
Net realized gain (loss) on investments	1,020,527	(411,148)
Net change in unrealized appreciation on investments	1,426,404	338,315
Net Increase (Decrease) in net assets resulting from operations	2,537,791	(63,364)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(457)	–
Class F-1:
Dividends from net investment income	(46,343)	–
Decrease in net assets from distributions to shareholders	(46,800)	–
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	5,000	50,005
Net increase in net assets from Class A capital share transactions	5,000	50,005
Class F-1 Shares:
Proceeds from shares sold	28,730,190	4,950,000
Net asset value of shares issued in reinvestment of distributions to shareholders	14	–
Payments for shares redeemed	(6,314,328)	–
Net increase in net assets from Class F-1 capital share transactions	22,415,876	4,950,000
Class I Shares:		–
Proceeds from shares sold	2,215,974	–
Net increase in net assets from Class I capital share transactions	2,215,974	–
Total Increase in Net Assets	27,127,841	4,936,641

NET ASSETS:
Beginning of period (Note 1)	4,936,641	–
End of period	$32,064,482	$4,936,641

Undistributed Net Investment Income	$54,142	$10,082

Class A:
Beginning of period (Note 1)	5,001	–
Shares sold	457	5,001
Net increase in shares outstanding	457	5,001
Shares outstanding, end of period	5,458	5,001

Class F-1:
Beginning of period (Note 1)	495,000	–
Shares sold	2,782,236	495,000
Shares issued in reinvestment of distributions to shareholders	1	–
Shares redeemed	(581,724)	–
Net increase in shares outstanding	2,200,513	495,000
Shares outstanding, end of period	2,695,513	495,000

Class I:
Beginning of period (Note 1)	–	–
Shares sold	203,487	–
Net increase in shares outstanding	203,487	–
Shares outstanding, end of period	203,487	–

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	31

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Period April 27, 2010 (inception) to September 30, 2010
FROM OPERATIONS:
Net investment income (loss)	$(10,526)	$17,086
Net realized gain (loss) on investments	1,849,798	(480,450)
Net change in unrealized appreciation on investments	2,107,743	417,248
Net Increase (Decrease) in net assets resulting from operations	3,947,015	(46,116)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:	(411)	–
Dividends from net investment income
Class F-1:
Dividends from net investment income	(19,090)	–
Decrease in net assets from distributions to shareholders	(19,501)	–
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	195,547	50,005
Payments for shares redeemed	(49)	–
Net increase in net assets from Class A capital share transactions	195,498	50,005
Class F-1 Shares:
Proceeds from shares sold	27,797,205	4,950,000
Net asset value of shares issued in reinvestment of distributions to shareholders	13	–
Payments for shares redeemed	(6,911,909)	–
Net increase in net assets from Class F-1 capital share transactions	20,885,309	4,950,000
Class I Shares:
Proceeds from shares sold	2,484,328	–
Net increase in net assets from Class I capital share transactions	2,484,328	–
Total Increase in Net Assets	27,492,649	4,953,889

NET ASSETS:
Beginning of period (Note 1)	5,053,889	100,000
End of period	$32,546,538	$5,053,889

Undistributed (Overdistributed) Net Investment Income	$(12,320)	$17,707

Class A:
Beginning of period (Note 1)	5,001	–
Shares sold	17,168	5,001
Shares redeemed	(5)	–
Net increase in shares outstanding	17,163	5,001
Shares outstanding, end of period	22,164	5,001

Class F-1:
Beginning of period (Note 1)	505,000	10,000
Shares sold	2,619,861	495,000
Shares issued in reinvestment of distributions to shareholders	1	–
Shares redeemed	(602,870)	–
Net increase in shares outstanding	2,016,992	505,000
Shares outstanding, end of period	2,521,992	505,000

Class I:
Beginning of period (Note 1)	–	–
Shares sold	215,280	–
Net increase in shares outstanding	215,280	–
Shares outstanding, end of period	215,280	–

See Notes to Financial Statements.

32	www.transparentvalue.com

Statements of Changes in Net Assets

	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund
	For the Period February 10, 2011 (inception) to March 31, 2011 (Unaudited)	For the Period February 10, 2011 (inception) to March 31, 2011 (Unaudited)	For the Period February 10, 2011 (inception) to March 31, 2011 (Unaudited)	For the Period February 10, 2011 (inception) to March 31, 2011 (Unaudited)

FROM OPERATIONS:

Net investment income (loss)	$9,145	$1,800	$(1,441)	$6,033
Net realized loss on investments	(9,129)	(2,800)	(14,796)	(8,578)
Net change in unrealized appreciation on investments	39,877	57,545	56,745	55,212
Net Increase in net assets resulting from operations	39,893	56,545	40,508	52,667

FROM DISTRIBUTIONS TO SHAREHOLDERS:

FROM CAPITAL SHARE TRANSACTIONS:

Class I Shares:
Proceeds from shares sold	2,000,000	2,500,000	2,500,000	2,500,000
Net increase in net assets from Class I capital share transactions	2,000,000	2,500,000	2,500,000	2,500,000

Total Increase in Net Assets	2,039,893	2,556,545	2,540,508	2,552,667

NET ASSETS:

Beginning of period (Note 1)	–	–	–	–
End of period	$2,039,893	$2,556,545	$2,540,508	$2,552,667

Undistributed (Overdistributed) Net Investment Income	$9,145	$1,800	$(1,441)	$6,033

Class I:
Beginning of period (Note 1)	–	–	–	–
Shares sold	200,000	250,000	250,000	250,000
Net increase in shares outstanding	200,000	250,000	250,000	250,000
Shares outstanding, end of period	200,000	250,000	250,000	250,000

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	33

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund For a share outstanding throughout the period presented.

	For the six months ended March 31, 2011 (Unaudited)		For the period April 27, 2010 (inception) to September 30, 2010
Class A

Per Common Share Operating Performance

Net asset value - beginning of period	$9.54		$10.00
Income (Loss) from investment operations:
Net investment income (loss)	(0.01)	(a)	0.01
Net realized and unrealized gain (loss) on investments	2.33		(0.47)
Total from investment operations	2.32		(0.46)

Less distributions:
From net investment income	(0.05)		–
Total distributions	(0.05)		–
Net asset value - end of period	$11.81		$9.54

Total return(b)	24.42%	(c)	(4.60%)	(c)

Ratios/Supplemental Data:
Net assets, end of period (000)	$92		$48
Ratio to average net assets:
Ratio of expenses before reimbursements	3.89%	(d)	11.53%	(d)
Ratio of expenses after reimbursements	1.50%	(d)	1.50%	(d)
Ratio of net investment income (loss)	(0.25%)	(d)	0.35%	(d)
Portfolio turnover rate	178%	(c)	131%	(c)

(a)	Per share numbers have been calculated using the average share method.
(b)	Total return does not reflect the effect of sales charges on Class A Shares.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

34	www.transparentvalue.com

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund For a share outstanding throughout the period presented.

	For the six months ended March 31, 2011 (Unaudited)		For the period April 27, 2010 (inception) to September 30, 2010
Class F-1

Per Common Share Operating Performance

Net asset value - beginning of period	$9.55		$10.00
Income (Loss) from investment operations:
Net investment income (loss)	(0.01)		0.02
Net realized and unrealized gain (loss) on investments	2.36		(0.47)
Total from investment operations	2.35		(0.45)

Less distributions:
From net investment income	(0.01)		–
Total distributions	(0.01)		–
Net asset value - end of period	$11.89		$9.55

Total return	24.59%	(a)	(4.50%)	(a)

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,839		$4,726
Ratio to average net assets:
Ratio of expenses before reimbursements	2.91%	(b)	11.37%	(b)
Ratio of expenses after reimbursements	1.35%	(b)	1.35%	(b)
Ratio of net investment income (loss)	(0.05%)	(b)	0.50%	(b)
Portfolio turnover rate	178%	(a)	131%	(a)

(a)	Not Annualized.
(b)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	35

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund For a share outstanding throughout the period presented.

	For the period February 15, 2011 (inception) to March 31, 2011 (Unaudited)

Class I

Per Common Share Operating Performance

Net asset value - beginning of period	$11.49
Income (Loss) from investment operations:
Net investment income	0.00	(a)
Net realized and unrealized gain on investments	0.39

Total from investment operations	0.39

Net asset value - end of period	$11.88

Total return	3.39%	(b)

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,598
Ratio to average net assets:
Ratio of expenses before reimbursements	2.41%	(c)
Ratio of expenses after reimbursements	1.10%	(c)
Ratio of net investment income	0.07%	(c)
Portfolio turnover rate	178%	(d)

(a)	Less than $0.01.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the six months ended March 31, 2011.

See Notes to Financial Statements.

36	www.transparentvalue.com

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund For a share outstanding throughout the period presented.

	For the six months ended March 31, 2011 (Unaudited)	For the period April 27, 2010 (inception) to September 30, 2010

Class A

Per Common Share Operating Performance

Net asset value - beginning of period	$9.87	$10.00
Income (Loss) from investment operations:
Net investment income	0.10	0.01
Net realized and unrealized gain (loss) on investments	1.06	(0.14)

Total from investment operations	1.16	(0.13)

Less distributions:
From net investment income	(0.09)	–

Total distributions	(0.09)	–

Net asset value - end of period	$10.94	$9.87

Total return(a)	11.81%(b)	(1.30%)(b)

Ratios/Supplemental Data:
Net assets, end of period (000)	$60	$49
Ratio to average net assets:
Ratio of expenses before reimbursements	4.41%(c)	11.21%(c)
Ratio of expenses after reimbursements	1.50%(c)	1.50%(c)
Ratio of net investment income	0.42%(c)	0.31%(c)
Portfolio turnover rate	174%(b)	109%(b)

(a)	Total return does not reflect the effect of sales charges on Class A Shares.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	37

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund For a share outstanding throughout the period presented.

	For the six months ended March 31, 2011 (Unaudited)		For the period April 27, 2010 (inception) to September 30, 2010

Class F-1

Per Common Share Operating Performance

Net asset value - beginning of period	$9.87		$10.00
Income (Loss) from investment operations:
Net investment income	0.02		0.02
Net realized and unrealized gain (loss) on investments	1.16		(0.15)

Total from investment operations	1.18		(0.13)

Less distributions:
From net investment income	(0.01)		–

Total distributions	(0.01)		–

Net asset value - end of period	$11.04		$9.87

Total return	12.01%	(a)	(1.30%)	(a)

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,757		$4,887
Ratio to average net assets:
Ratio of expenses before reimbursements	2.94%	(b)	11.06%	(b)
Ratio of expenses after reimbursements	1.35%	(b)	1.35%	(b)
Ratio of net investment income	0.67%	(b)	0.46%	(b)
Portfolio turnover rate	174%	(a)	109%	(a)

(a)	Not Annualized.
(b)	Annualized.

See Notes to Financial Statements.

38	www.transparentvalue.com

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund For a share outstanding throughout the period presented.

For the period February 15, 2011 (inception) to March 31, 2011 (Unaudited)

Class I

Per Common Share Operating Performance

Net asset value - beginning of period	$10.89
Income (Loss) from investment operations:
Net investment income	0.00(a)
Net realized and unrealized gain on investments	0.16

Total from investment operations	0.16

Net asset value - end of period	$11.05

Total return	1.47%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,248
Ratio to average net assets:
Ratio of expenses before reimbursements	2.43%(c)
Ratio of expenses after reimbursements	1.10%(c)
Ratio of net investment income	1.42%(c)
Portfolio turnover rate	174%(d)

(a)	Less than $0.01.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the six months ended March 31, 2011.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	39

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund For a share outstanding throughout the period presented.

	For the six months ended March 31, 2011 (Unaudited)		For the period April 27, 2010 (inception) to September 30, 2010

Class A

Per Common Share Operating Performance

Net asset value - beginning of period	$9.90		$10.00
Income (Loss) from investment operations:
Net investment income (loss)	(0.01)	(a)	0.03
Net realized and unrealized gain (loss) on investments	1.88		(0.13)

Total from investment operations	1.87		(0.10)

Less distributions:
From net investment income	(0.08)		–

Total distributions	(0.08)		–

Net asset value - end of period	$11.69		$9.90

Total return(b)	18.98%	(c)	(1.00%)	(c)

Ratios/Supplemental Data:
Net assets, end of period (000)	$259		$50
Ratio to average net assets:
Ratio of expenses before reimbursements	4.23%	(d)	11.15%	(d)
Ratio of expenses after reimbursements	1.50%	(d)	1.50%	(d)
Ratio of net investment income (loss)	(0.18%)	(d)	0.68%	(d)
Portfolio turnover rate	174%	(c)	123%	(c)

(a)	Per share numbers have been calculated using the average share method.
(b)	Total return does not reflect the effect of sales charges on Class A Shares.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

40	www.transparentvalue.com

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

For a share outstanding throughout the period presented.

	For the six months ended March 31, 2011 (Unaudited)		For the period April 27, 2010 (inception) to September 30, 2010

Class F-1

Per Common Share Operating Performance

Net asset value - beginning of period	$9.91		$10.00
Income (Loss) from investment operations:
Net investment income (loss)	(0.03)		0.03
Net realized and unrealized gain (loss) on investments	1.93		(0.12)

Total from investment operations	1.90		(0.09)

Less distributions:
From net investment income	(0.01)		–

Total distributions	(0.01)		–

Net asset value - end of period	$11.80		$9.91

Total return	19.14%	(a)	(0.90%)	(a)

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,747		$5,004
Ratio to average net assets:
Ratio of expenses before reimbursements	2.93%	(b)	11.00%	(b)
Ratio of expenses after reimbursements	1.35%	(b)	1.35%	(b)
Ratio of net investment income (loss)	(0.09%)	(b)	0.83%	(b)
Portfolio turnover rate	174%	(a)	123%	(a)

(a)	Not Annualized.
(b)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	41

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

For a share outstanding throughout the period presented.

For the period February 15, 2011 (inception) to March 31, 2011 (Unaudited)

Class I

Per Common Share Operating Performance

Net asset value - beginning of period	$11.54
Income (Loss) from investment operations:
Net investment income	0.00 (a)
Net realized and unrealized gain on investments	0.26

Total from investment operations	0.26

Net asset value - end of period	$11.80

Total return	2.25%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,540
Ratio to average net assets:
Ratio of expenses before reimbursements	2.41%(c)
Ratio of expenses after reimbursements	1.10%(c)
Ratio of net investment income	0.47%(c)
Portfolio turnover rate	174%(d)

(a)	Less than $0.01.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the six months ended March 31, 2011.

See Notes to Financial Statements.

42	www.transparentvalue.com

Financial Highlights
For a share outstanding for the period presented.

	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund

	For the period February 10, 2011 (inception) to March 31, 2011 (Unaudited)	For the period February 10, 2011 (inception) to March 31, 2011 (Unaudited)	For the period February 10, 2011 (inception) to March 31, 2011 (Unaudited)	For the period February 10, 2011 (inception) to March 31, 2011 (Unaudited)

Class I

Per Common Share Operating Performance

Net asset value - beginning of period	$10.00	$10.00	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss)	0.05	0.01	(0.01)	0.02
Net realized and unrealized gain on investments	0.15	0.22	0.17	0.19

Total from investment operations	0.20	0.23	0.16	0.21

Net asset value - end of period	$10.20	$10.23	$10.16	$10.21

Total return	2.00%(a)	2.30%(a)	1.60%(a)	2.10%(a)

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,040	$2,557	$2,541	$2,553
Ratio to average net assets:
Ratio of expenses before reimbursements	13.22%(b)	10.96%(b)	10.98%(b)	10.94%(b)
Ratio of expenses after reimbursements	1.10%(b)	1.10%(b)	1.10%(b)	1.10%(b)
Ratio of net investment income (loss)	3.39%(b)	0.54%(b)	(0.43%)(b)	1.80%(b)
Portfolio turnover rate	32%(c)	45%(c)	38%(c)	41%(a)

(a)	Not Annualized.
(b)	Annualized.
(c)	Portfolio turnover rate is calculated at the Fund level and represents the six months ended March 31, 2011.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011	43

Notes to Financial Statements
March 31, 2011 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and the Transparent Value Down Jones RBP® U.S. Large-Cap Value Index Fund (each, a “Fund”, and collectively, the “Funds”) are each organized as a non-diversified series under the Trust.

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund commenced operations on April 27, 2010, and the only transaction prior to commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® Large-Cap Growth Index Fund and the Transparent Value Dow Jones RBP® Large-Cap Value Index Fund commenced operations on February 10, 2011.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are managed by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, a Delaware Corporation formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Dow Jones RBP® SM U.S Large-Cap Aggressive IndexSM (the “Aggressive Index” SM or “Index”), the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market SM Index” or “Index”), the Dow Jones RBP® U.S. Dividend IndexSM (the “Dividend Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap

Core IndexSM (the “Core Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Growth IndexSM (the “Growth Index” or “Index”), and the Dow Jones RBP® U.S. Large-Cap ValueSM (the “Value Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Shares issued by the Funds are subject to a 2% redemption fee, if redeemed within 60 days of purchase. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% of the net asset value.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by

44	www.transparentvalue.com

Notes to Financial Statements
March 31, 2011 (Unaudited)

the Board. At March 31, 2011, none of the Funds assets were valued at their fair value using methods determined by the Board of Trustees.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Statement of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

E) Distributions to Shareholders: The Funds’ intend to annually distribute to shareholders all of its net income and/or capital gains. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

Semi-Annual Report | March 31, 2011	45

Notes to Financial Statements
March 31, 2011 (Unaudited)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$34,479,928	$–	$–	$34,479,928
Short Term Investments	70,279	–	–	70,279
TOTAL	$34,550,207	$–	$–	$34,550,207

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$31,871,165	$–	$–	$31,871,165
Short Term Investments	166,131	–	–	166,131
TOTAL	$32,037,296	$–	$–	$32,037,296

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$32,419,825	$–	$–	$32,419,825
Short Term Investments	258,246	–	–	258,246
TOTAL	$32,678,071	$–	$–	$32,678,071

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,966,292	$–	$–	$1,966,292
Exchange Traded Funds	15,636	–	–	15,636
Short Term Investments	6,310	–	–	6,310
TOTAL	$1,988,238	$–	$–	$1,988,238

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,491,238	$–	$–	$2,491,238
Short Term Investments	17,935	–	–	17,935
TOTAL	$2,509,173	$–	$–	$2,509,173

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,464,255	$–	$–	$2,464,255
Exchange Traded Funds	13,740	–	–	13,740
Short Term Investments	16,082	–	–	16,082
TOTAL	$2,494,077	$–	$–	$2,494,077

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,464,749	$–	$–	$2,464,749
Exchange Traded Funds	25,324	–	–	25,324
Short Term Investments	12,984	–	–	12,984
TOTAL	$2,503,057	$–	$–	$2,503,057

For the six months ended March 31, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

ASC 740-10 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely than-not” of being sustained by the applicable tax authority based on technical merits of the position. Tax benefits from tax positions not deemed to meet the more-likely-than-not threshold should not be recognized in the year of determination. Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax positions at September 30, 2010. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions they have taken or expect to take in future tax returns. The Funds have not recorded any penalties and/or interest related to uncertain tax positions.

46	www.transparentvalue.com

Notes to Financial Statements
March 31, 2011 (Unaudited)

Net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2011,were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$3,265,433
Gross depreciation on investments (excess of tax cost over value)	(87,725)
Net unrealized appreciation	3,177,708

Cost of investments for income tax purposes	$31,372,499

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$1,846,774
Gross depreciation on investments (excess of tax cost over value)	(82,303)
Net unrealized appreciation	1,764,471

Cost of investments for income tax purposes	$30,272,825

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$2,563,242
Gross depreciation on investments (excess of tax cost over value)	(38,252)
Net unrealized appreciation	2,524,990

Cost of investments for income tax purposes	$30,153,081

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$64,068
Gross depreciation on investments (excess of tax cost over value)	(23,890)
Net unrealized appreciation	40,178

Cost of investments for income tax purposes	$1,948,060

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$90,830
Gross depreciation on investments (excess of tax cost over value)	(33,285)
Net unrealized appreciation	57,545

Cost of investments for income tax purposes	$2,451,628

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$96,638
Gross depreciation on investments (excess of tax cost over value)	(39,893)
Net unrealized appreciation	56,745

Cost of investments for income tax purposes	$2,437,332

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$87,946
Gross depreciation on investments (excess of tax cost over value)	(32,734)
Net unrealized appreciation	55,212

Cost of investments for income tax purposes	$2,447,845

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Undistributed net investment income	$10,369
Accumulated net realized loss	(636,686)
Unrealized appreciation on investments	400,685
Total	$(225,632)

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Undistributed net investment income	$10,082
Accumulated net realized loss	(410,970)
Unrealized appreciation on investments	338,137
Total	$(62,751)

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Undistributed net investment income	$17,707
Accumulated net realized loss	(479,928)
Unrealized appreciation on investments	416,726
Total	$(45,495)

Semi-Annual Report | March 31, 2011	47

Notes to Financial Statements
March 31, 2011 (Unaudited)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2010, certain differences were reclassified as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments	Paid-in Capital
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$567	$–	$(567)
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	$613	$–	$(613)
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	$621	$–	$(621)

These differences were primarily due to the differing tax treatment of certain nondeductible expenses.

Capital Loss Carryforwards

As of September 30, 2010, the following funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expires September 2018
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$636,686
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	$410,970
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	$479,928

5. INVESTMENT TRANSACTIONS

For the period ended March 31, 2011, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. securities.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Purchases	$70,012,259
Sales	$45,261,694

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Purchases	$67,261,113
Sales	$42,722,196

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Purchases	$66,884,136
Sales	$43,469,020

Transparent Value Dow Jones RBP® U.S. Large-Cap U.S. Dividend Index Fund
Purchases	$2,586,017
Sales	$634,838

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Purchases	$3,536,351
Sales	$1,099,857

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Purchases	$3,362,156
Sales	$926,110

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Purchases	$3,458,997
Sales	$1,015,558

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010 and amended on January 28, 2011 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I, respectively, until January 31, 2013. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements for a Fund, that Fund will reimburse the Adviser for all or a portion of its prior fee reductions or expense reimbursements made for the Fund during the preceding three-year period during which this agreement was in place, provided that the Fund’s expense limitation is not exceeded. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the

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Notes to Financial Statements
March 31, 2011 (Unaudited)

Board. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010 and amended on January 28, 2011 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

Certain officers of the Funds are also officers and owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2011 the following entities owned beneficially 25% or greater of the Funds’ outstanding shares:

Fund		Name	Percentage
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	Class F-1	SG Americas Securities, LLC	95.45%
Transparent Value Dow		SG Americas Securities, LLC
Jones RBP® U.S. Large-Cap
Defensive Index Fund	Class F-1		96.68%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		SG Americas Securities, LLC
Market Index Fund	Class F-1		99.52%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Jasper Park Funding LLC
Aggressive Index Fund	Class A		64.15%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Charles Schwab
Aggressive Index Fund	Class A		30.27%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Jasper Park Funding LLC
Defensive Index Fund	Class A		91.60%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		LPL Financial
Market Index Fund	Class A		39.44%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Jasper Park Funding LLC
Aggressive Index Fund	Class I		100.00%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Jasper Park Funding LLC
Defensive Index Fund	Class I		100.00%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Jasper Park Funding LLC
Market Index Fund	Class I		100.00%
Transparent Value Dow
Jones RBP® U.S. Dividend Jasper		Jasper Park Funding LLC
Index Fund	Class I		100.00%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Jasper Park Funding LLC
Core Index Fund	Class I		100.00%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Jasper Park Funding LLC
Growth Index Fund	Class I		100.00%
Transparent Value Dow
Jones RBP® U.S. Large-Cap		Jasper Park
Value Index Fund	Class I	Funding LLC	100.00%

Semi-Annual Report | March 31, 2011	49

Additional Information
March 31, 2011 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Trustee is paid $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without a charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on November 11, 2010, the Board of Trustees of Transparent Value Trust (the “Board”) considered the approval of the investment advisory agreement between Transparent Value Trust, a Delaware statutory trust (the “Trust”), and Guggenheim Investment Management, LLC, a Delaware limited liability company (the “Adviser”) (the “Advisory Agreement”), on behalf of four new series of the Trust, Transparent Value Dow Jones RBP® Dividend Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (each, a “Fund,” and collectively, the “Funds”). The Board also considered the approval of the sub-advisory agreement between Transparent Value Advisors, LLC, a Delaware limited liability company (the “Sub-Adviser,” and together with the Adviser, the “Advisers”) and the Adviser, pursuant to which the Sub-Adviser performs portfolio management and related services for the Funds (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”). In addition, the members of the Board (the “Trustees”) who are not “interested persons” of the Trust (the “Independent Trustees”), as defined by the Investment Company Act of 1940, separately considered the approval of each of the Agreements.

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the Agreements and the services proposed to be provided thereunder, including information about the investment advisory fee rates and related matters from the Advisers. In that regard, the Board reviewed a detailed report prepared by Lipper, Inc., an independent provider of investment company data (“Lipper”), which included information comparing the proposed investment advisory fee rates and expense ratios for the Funds with a group of comparable funds as selected by Lipper (the “Lipper Report”). The Board also received various other materials that it considered relevant to its consideration and approval of the proposed Agreements. The Independent Trustees also consulted with independent legal counsel, who advised on the legal standards for consideration of the Agreements by the Independent Trustees, and otherwise assisted the Independent Trustees in their deliberations.

At the conclusion of its review of the materials discussed above and of the discussions among the Trustees leading up to and during the meeting, the Board, on behalf of the Trust and each of the Funds, agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of each of the proposed Agreements.

In considering each of the proposed Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to provided to the Trust, and the costs of those services, with a view toward making a business judgment as to whether each of the proposed Agreements is, under all of the circumstances, in the best interests of the Trust, the Funds and their shareholders. Among the factors that the Trustees considered and the conclusions that they, in their business judgment, reached included, principally the following: (i) their favorable evaluation of the nature, extent and quality investment management services proposed to be provided by the Advisers to the Funds; (ii) their satisfaction that the investment advisory fee rate proposed for each Fund is consistent with applicable standards and is reasonable and fair; and (iii) their assessment that the Advisers’ projected profitability in connection with providing investment management services to the Funds would not be excessive.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board at the Meetings are addressed in more detail below:

Nature, quality, and extent of services to be provided by the Adviser and Sub-Adviser

In considering the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-Adviser, respectively, the Board reviewed the services to be provided by each firm and the qualifications and backgrounds of the portfolio managers to be responsible for managing the Funds. The Board also considered management’s discussion of the financial condition of

50	www.transparentvalue.com

Additional Information
March 31, 2011 (Unaudited)

the Adviser and Sub-Adviser to determine that adequate resources were available to provide the level of service expected to be provided to the Funds. The Board also observed that each firm’s compliance program had been reviewed by the chief compliance officer of the Trust and determined to be reasonably designed to prevent violation of the federal securities laws by the Funds. Based on its review, the Board determined that the Adviser, the Sub-Adviser and their respective personnel were well-qualified to provide all required services to the Funds and to provide services that are of high quality, and that each firm has appropriate resources to provide such services.

Performance of the Funds

The Board noted that although consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, no conclusion about this factor was made since the Funds are newly formed. However, the Board did consider information provided by management about the proprietary Required Business Performance (“RBP”) methodology and evaluated comparative performance of each Fund’s respective Dow Jones RBP Index relative to relevant Lipper peer groups as set forth in the Lipper Report.

Cost of services to be provided and profits to be realized by the Adviser, Sub-Adviser and their affiliates under the Agreements, and comparative fees

The Board considered the cost of the services to be provided by the Adviser and Sub-Adviser, and reviewed the investment advisory fees to be paid pursuant to the Agreements. In addition, the Board discussed the fee arrangement between the Adviser and Sub-Adviser. The Board also reviewed information provided in the Lipper Report regarding advisory fees of mutual funds in peer groups, and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. It was noted that, although the overall expense ratio for the Funds were expected to be above the average expense ratios of the peer groups, the Funds’ advisory fees reflected the sizable cost of formulating and operating the proprietary RBP investment methodology. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate proposed for each Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board observed that economies of scale are realized when a fund’s assets increase significantly. Because the Funds were newly formed and the eventual aggregate amount of assets of the Funds was uncertain, the Board noted that management was not able to provide specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any.

The Board determined that it would revisit this issue at an appropriate time in the future.

Ancillary benefits to be received by the Adviser or Sub-Adviser

The Board considered whether any benefits would accrue to the Adviser and Sub-Adviser through their relationships with the Funds and concluded that the opportunities for such benefits to exist were limited and were a matter of conjecture since the Funds had not commenced operations.

Conclusion

After an evaluation of the factors described above and based on its deliberations and analysis of the information provided, the Board determined that it would have a reasonable basis to determine whether the investment advisory fees proposed under each of the Agreements are fair and reasonable in light of the extent and quality of services to be provided and, thus, to act on whether to approve each of the Agreements. Based on all of the foregoing, and such other matters that were deemed relevant, the Board, including all of the Independent Trustees, concluded that the proposed investment advisory fees to be paid under each of the Agreements were fair and reasonable in light of the extent and quality of services to be provided. Accordingly, the entire Board, including the Independent Trustees voting separately, unanimously approved each of the Agreements.

Semi-Annual Report | March 31, 2011	51

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Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	June 6, 2011

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	June 6, 2011